Organization and Summary of Significant Accounting and Reporting Policies - Premises and Equipment (Details) - Premises and Equipment	12 Months Ended
Dec. 31, 2014
Minimum
PREMISES AND EQUIPMENT
Useful life	2 years
Maximum
PREMISES AND EQUIPMENT
Useful life	30 years